T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.6%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M SOFR + 1.33%, 1.552%, 4/15/35 (1) 410,000 410
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M SOFR + 1.85%, 2.072%, 4/15/35 (1) 250,000 250
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.267%, 12/2/34 (1) 610,000 609
AGL
Series 2022-17A, Class A, CLO, FRN
3M SOFR + 1.33%, 1.574%, 1/21/35 (1) 310,000 310
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 222
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  160,000 156
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 134
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 331,650 331
Ares LIX
Series 2021-59A, Class A, CLO, FRN
3M USD LIBOR + 1.03%, 1.288%, 4/25/34 (1) 250,000 250
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 330,000 331
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.301%, 4/15/34 (1) 440,000 439
Benefit Street Partners
Series 2015-6BR, Class A, CLO, FRN
3M USD LIBOR + 1.19%, 1.444%, 7/20/34 (1) 380,000 380
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 250,000 247
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.411%, 7/15/34 (1) 250,000 250
Benefit Street Partners XXV
Series 2021-25A, Class B, CLO, FRN
3M USD LIBOR + 1.70%, 1.943%, 1/15/35 (1) 255,000 255

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M SOFR + 1.32%, 1.553%, 4/15/35 (1) 410,000 410
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  500,000 502
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 139
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 7/15/36 (1) 280,000 275
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 280,000 279
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.381%, 7/15/36 (1) 260,000 260
DB Master Finance
Series 2021-1A, Class A2I
2.045%, 11/20/51 (1) 259,350 251
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 128,050 128
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 212,850 209
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/17/34 (1) 265,000 265
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 389
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  130,000 129
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 120,000 118
Golub Capital Partners
Series 2021-53A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 2.054%, 7/20/34 (1) 260,000 260
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 241,875 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 134,325 127

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 18,524 18
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 95,955 96
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 158
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 173
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 590,000 590
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.478%, 1/21/35 (1) 285,000 285
KKR
Series 33A, Class A, CLO, FRN
3M USD LIBOR + 1.17%, 1.302%, 7/20/34 (1) 250,000 249
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 250,000 249
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.458%, 1/25/32 (1) 250,000 249
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 1.783%, 10/20/34 (1) 255,000 255
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 70,288 71
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 32,330 32
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 198,605 199
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 83,332 83
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 58,945 58
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 520,000 515

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.927%, 3/26/68 (1) 112,563 112
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.378%, 10/19/31 (1) 250,000 249
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.238%, 1/20/32 (1) 570,000 569
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.371%, 7/17/35 (1) 250,000 249
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.281%, 4/15/34 (1) 305,000 304
New Economy Assets Phase 1 Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61 (1) 670,000 644
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.904%, 7/20/29 (1) 250,000 248
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 1.404%, 10/20/34 (1) 430,000 429
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.439%, 1/24/33 (1) 250,000 250
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.251%, 7/17/29 (1) 214,201 214
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 7/15/34 (1) 310,000 310
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M SOFR + 1.32%, 4/20/35 (1)(2) 250,000 250
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 275,000 275
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 226,002 224
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  230,000 224
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 151

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 325,000 328
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 305,000 297
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 323,375 309
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 81,497 82
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 114,107 111
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 1,405 1
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.141%, 8/16/32 (1) 240,000 242
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 31,755 32
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 283,759 284
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 144,257 144
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 135,880 138
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 164,230 168
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 275,871 259
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 240,000 231
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 258,036 257
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.334%, 4/20/33 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M SOFR + 1.85%, 4/22/35 (1)(2) 250,000 250
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.314%, 10/20/29 (1) 272,291 272
Total Asset-Backed Securities (Cost $20,314) 20,202
BOND MUTUAL FUNDS 9.2%
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.20% (3)(4) 514 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.09% (3)(4) 5,636,605 40,978
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.51% (3)(4) 4,418,528 42,727
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.30% (3)(4) 5,206,246 43,993
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.79% (3)(4) 9,527,414 92,130
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 1.66% (3)(4) 8,942,950 47,397
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
2.04% (3)(4) 6,506,416 71,766
Total Bond Mutual Funds (Cost $358,206) 338,998
COMMON STOCKS 70.5%
COMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 0.4%
KT (KRW)  66,618 1,777
Nippon Telegraph & Telephone (JPY)  397,400 11,421
Telecom Italia (EUR)  2,999,986 1,246
14,444
Entertainment 0.7%
Cinemark Holdings (5) 30,864 541
Netflix (5) 28,007 11,049
Sea, ADR (5) 68,081 9,913
Spotify Technology (5) 12,146 1,897
Walt Disney (5) 22,651 3,363
Zynga, Class A (5) 26,798 243
27,006
Interactive Media & Services 4.8%
Alphabet, Class A (5) 4,053 10,948
Alphabet, Class C (5)(6) 38,120 102,841

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bumble, Class A (5) 8,762 225
Meta Platforms, Class A (5)(6) 184,159 38,863
NAVER (KRW)  11,111 2,961
Pinterest, Class A (5) 90,640 2,425
Snap, Class A (5) 242,624 9,690
Tencent Holdings (HKD)  103,600 5,590
Vimeo (5) 22,500 292
Z Holdings (JPY)  429,900 2,104
175,939
Media 0.6%
Advantage Solutions (5) 29,712 234
Advantage Solutions, Warrants, 12/31/26 (5) 6,549 14
Cable One  1,776 2,545
Charter Communications, Class A (5) 12,157 7,316
Comcast, Class A  53,476 2,500
CyberAgent (JPY)  284,400 3,722
Stroeer (EUR)  25,552 1,927
WPP (GBP)  342,547 4,818
23,076
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)  40,700 1,827
T-Mobile U.S. (5) 15,319 1,887
Vodafone Group, ADR  255,350 4,520
8,234
Total Communication Services 248,699
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.4%
Autoliv, SDR (SEK) (7) 27,363 2,427
Denso (JPY)  41,700 2,932
Gentherm (5) 11,013 934
Magna International  75,686 5,621
Stanley Electric (JPY)  80,100 1,904
Sumitomo Rubber Industries (JPY)  88,200 854
14,672
Automobiles 1.3%
Honda Motor (JPY)  52,400 1,592
Rivian Automotive, Acquisition Date: 12/23/19 - 7/23/21,
Cost $5,624 (5)(8) 158,556 10,176
Rivian Automotive, Class A (5) 34,868 2,356
Suzuki Motor (JPY)  66,100 2,632
Tesla (5) 25,198 21,933
Toyota Motor (JPY)  535,300 9,794
48,483

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (5) 15,234 1,990
Clear Secure, Class A (5) 38,808 1,045
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 13,478 1
3,036
Hotels, Restaurants & Leisure 1.3%
BJ's Restaurants (5) 28,466 913
Booking Holdings (5) 3,067 6,662
Chipotle Mexican Grill (5) 3,756 5,722
Chuy's Holdings (5) 25,117 819
Compass Group (GBP)  237,310 5,364
Denny's (5) 36,430 576
Dutch Bros, Class A (5) 9,725 469
Fiesta Restaurant Group (5) 57,528 579
Hilton Worldwide Holdings (5) 10,294 1,532
Marriott International, Class A (5) 1,719 293
Papa John's International  25,024 2,673
Red Robin Gourmet Burgers (5) 20,029 352
Red Rock Resorts, Class A  6,645 334
Ruth's Hospitality Group  25,926 643
Starbucks  79,029 7,254
Sweetgreen, Class A (5) 8,640 219
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (5)(8)(9)(10) 90,236 803
Yum! Brands  119,476 14,645
49,852
Household Durables 0.4%
Cavco Industries (5) 2,836 773
Lennar, Class A  9,391 844
Panasonic (JPY)  356,500 3,723
Persimmon (GBP)  108,650 3,497
Skyline Champion (5) 21,987 1,478
Sony Group (JPY)  50,900 5,201
15,516
Internet & Direct Marketing Retail 2.7%
Alibaba Group Holding, ADR (5) 7,583 798
Amazon.com (5)(6) 27,351 84,002
ASOS (GBP) (5) 87,323 2,290
Big Sky Growth Partners (5) 27,360 269
Coupang (5) 23,849 632
Deliveroo (GBP) (5) 152,329 260
Delivery Hero (EUR) (5) 9,722 521
DoorDash, Class A (5) 44,928 4,715
Farfetch, Class A (5) 17,500 333

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JD.com (HKD) (5) 4,785 162
RealReal (5) 55,867 498
Rent the Runway, Class A (5) 12,873 78
THG (GBP) (5) 149,843 215
Xometry, Class A (5) 17,779 870
Zalando (EUR) (5) 44,105 2,919
98,562
Multiline Retail 0.5%
Dollar General  66,954 13,280
Next (GBP)  39,490 3,616
Ollie's Bargain Outlet Holdings (5) 34,538 1,491
18,387
Specialty Retail 0.7%
Burlington Stores (5) 10,499 2,372
Carvana (5) 42,756 6,434
Five Below (5) 2,331 381
Kingfisher (GBP)  1,281,443 5,227
Monro  26,509 1,237
Petco Health & Wellness (5) 18,835 330
RH (5) 766 308
Ross Stores  58,771 5,371
TJX  24,312 1,607
Warby Parker, Class A (5) 43,669 1,307
24,574
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Class A (5) 8,977 71
Capri Holdings (5) 25,101 1,700
Dr. Martens (GBP)  400,302 1,505
EssilorLuxottica (EUR)  21,274 3,714
Kering (EUR)  4,321 2,997
Lululemon Athletica (5) 17,705 5,665
Moncler (EUR)  57,211 3,435
NIKE, Class B  44,878 6,128
Samsonite International (HKD) (5) 687,000 1,538
Skechers USA, Class A (5) 23,376 1,075
27,828
Total Consumer Discretionary 300,910
CONSUMER STAPLES 3.9%
Beverages 1.0%
Boston Beer, Class A (5) 6,082 2,332
Coca-Cola  226,127 14,074
Diageo (GBP)  113,125 5,605
Keurig Dr Pepper  388,072 15,007

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kirin Holdings (JPY)  113,700 1,890
38,908
Food & Staples Retailing 0.7%
Seven & i Holdings (JPY)  120,900 5,883
Walmart  125,296 16,935
Welcia Holdings (JPY)  51,100 1,362
24,180
Food Products 1.3%
Barry Callebaut (CHF)  1,344 3,100
Cal-Maine Foods  24,518 1,085
Darling Ingredients (5) 24,087 1,746
Mondelez International, Class A  182,001 11,918
Nestle (CHF)  159,763 20,817
Nomad Foods (5) 43,185 1,087
Post Holdings (5) 13,899 1,461
Post Holdings Partnering (5) 17,985 177
TreeHouse Foods (5) 21,362 839
Utz Brands  51,399 784
Wilmar International (SGD)  1,211,100 3,936
46,950
Household Products 0.3%
Kimberly-Clark  35,411 4,609
Procter & Gamble  40,932 6,381
10,990
Personal Products 0.6%
BellRing Brands, Class A (5) 18,773 480
L'Oreal (EUR)  15,272 6,038
Pola Orbis Holdings (JPY)  32,500 512
Unilever (GBP)  278,136 13,971
21,001
Total Consumer Staples 142,029
ENERGY 1.4%
Energy Equipment & Services 0.2%
Cactus, Class A  14,069 713
Halliburton  24,409 819
Liberty Oilfield Services, Class A (5) 76,234 951
NexTier Oilfield Solutions (5) 128,514 1,023
Worley (AUD)  360,322 3,146
6,652
Oil, Gas & Consumable Fuels 1.2%
Chevron  72,581 10,452
ConocoPhillips  14,629 1,388

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Devon Energy  31,272 1,862
Diamondback Energy  19,261 2,660
Equinor (NOK)  254,005 7,985
Exxon Mobil  89,132 6,990
Magnolia Oil & Gas, Class A  90,166 2,015
Shell, ADR  63,687 3,336
TC Energy  29,806 1,601
TotalEnergies (EUR)  131,528 6,701
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21 (5)(8)(9) 7 41
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $279 (5)(8)(9) 77 458
45,489
Total Energy 52,141
FINANCIALS 10.2%
Banks 3.6%
Atlantic Capital Bancshares (5) 19,111 618
Australia & New Zealand Banking Group (AUD)  150,302 2,845
Bank of America (6) 470,457 20,794
BankUnited  47,491 2,099
BNP Paribas (EUR)  60,375 3,503
Cadence Bank  2,165 68
Citigroup  80,006 4,739
Close Brothers Group (GBP)  62,736 980
CrossFirst Bankshares (5) 34,146 537
DBS Group Holdings (SGD)  108,456 2,727
Dime Community Bancshares  26,264 893
DNB Bank (NOK)  316,632 7,089
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (5)(8)(9) 5,570 73
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (5)(8)(9) 2,736 36
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(8)(9) 831 4
East West Bancorp  16,940 1,483
Equity Bancshares, Class A  17,610 554
Erste Group Bank (EUR)  71,350 2,536
FB Financial  26,521 1,179
First Bancshares  20,144 711
Five Star Bancorp  13,213 402
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(8)(9) 9,254 34
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(8)(9) 1,736 —
Heritage Commerce  68,415 813

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Home BancShares  49,104 1,150
ING Groep (EUR)  497,856 5,814
Intesa Sanpaolo (EUR)  855,197 2,186
JPMorgan Chase  147,366 20,897
Live Oak Bancshares  23,278 1,489
Lloyds Banking Group (GBP)  5,449,679 3,512
Mitsubishi UFJ Financial Group (JPY)  503,500 3,091
National Bank of Canada (CAD)  85,217 6,833
Origin Bancorp  21,370 987
Pacific Premier Bancorp  28,488 1,103
Pinnacle Financial Partners  15,109 1,527
PNC Financial Services Group  13,479 2,686
Popular  11,410 1,048
Professional Holding, Class A (5) 11,709 250
Sandy Spring Bancorp  21,101 994
Seacoast Banking  18,921 693
Signature Bank  6,614 2,281
SouthState  13,424 1,208
Standard Chartered (GBP)  221,648 1,580
Sumitomo Mitsui Trust Holdings (JPY)  60,258 2,141
Svenska Handelsbanken, Class A (SEK)  348,603 3,314
United Overseas Bank (SGD)  222,200 4,938
Webster Financial  17,576 1,058
Wells Fargo  97,630 5,211
Western Alliance Bancorp  25,332 2,375
133,083
Capital Markets 2.0%
Bank of New York Mellon  93,567 4,973
Bluescape Opportunities Acquisition (5) 35,704 356
Bridgepoint Group (GBP) (5) 352,117 1,600
Cboe Global Markets  16,683 1,957
Charles Schwab  216,735 18,305
CME Group  42,396 10,028
Goldman Sachs Group  23,063 7,871
Julius Baer Group (CHF)  67,304 3,941
Macquarie Group (AUD)  26,777 3,524
Morgan Stanley (6) 1,047 95
MSCI  1,777 892
P10, Class A (5) 31,424 391
S&P Global  13,199 4,959
State Street  132,607 11,315
StepStone Group, Class A  31,290 1,081
TMX Group (CAD)  5,200 525
XP, Class A (5) 75,465 2,441
74,254

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.1%
Encore Capital Group (5) 12,440 821
PRA Group (5) 18,562 828
PROG Holdings (5) 26,130 801
2,450
Diversified Financial Services 0.3%
Challenger (AUD)  304,040 1,496
Conyers Park III Acquisition (5) 26,344 264
Element Fleet Management (CAD)  374,016 3,671
Equitable Holdings  91,126 2,976
Mitsubishi HC Capital (JPY)  282,700 1,470
9,877
Insurance 4.0%
AIA Group (HKD)  179,400 1,863
American International Group (6) 418,769 25,645
Assurant  12,374 2,100
AXA (EUR)  298,427 8,075
Axis Capital Holdings  29,542 1,614
Chubb  126,471 25,754
Definity Financial (CAD) (5) 30,174 656
Direct Line Insurance Group (GBP)  517,287 2,052
Hanover Insurance Group  9,882 1,379
Hartford Financial Services Group  175,020 12,160
Manulife Financial (CAD) (7) 171,000 3,464
Marsh & McLennan  9,983 1,551
MetLife  37,353 2,523
Munich Re (EUR)  31,854 8,739
PICC Property & Casualty, Class H (HKD)  2,800,000 2,956
Ping An Insurance Group, Class H (HKD)  215,000 1,667
Sampo, Class A (EUR)  121,683 5,742
Selective Insurance Group  26,970 2,244
Storebrand (NOK)  444,820 4,402
Sun Life Financial (CAD)  123,447 6,492
Tokio Marine Holdings (JPY)  93,300 5,309
Travelers  82,283 14,139
Zurich Insurance Group (CHF)  13,051 5,990
146,516
Thrifts & Mortgage Finance 0.2%
Blue Foundry Bancorp (5) 18,770 261
Capitol Federal Financial  42,440 463
Essent Group  26,410 1,167
Housing Development Finance (INR)  98,405 3,106
Kearny Financial  24,807 328

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PennyMac Financial Services  30,301 1,750
7,075
Total Financials 373,255
HEALTH CARE 12.0%
Biotechnology 1.2%
AbbVie  185,691 27,440
Abcam, ADR (5) 16,144 269
ACADIA Pharmaceuticals (5) 8,206 209
Agios Pharmaceuticals (5) 12,299 383
Apellis Pharmaceuticals (5) 18,938 805
Arcutis Biotherapeutics (5) 5,393 96
Argenx, ADR (5) 7,347 2,114
Ascendis Pharma, ADR (5) 11,557 1,299
Avidity Biosciences (5) 15,127 257
Blueprint Medicines (5) 11,711 709
Cerevel Therapeutics Holdings (5) 15,287 405
CRISPR Therapeutics (5) 2,545 156
Flame Biosciences, Acquisition Date: 9/28/20, Cost $53 (5)(8)(9) 8,157 53
G1 Therapeutics (5) 11,117 118
Generation Bio (5) 30,830 158
Genmab (DKK) (5) 4,748 1,596
Global Blood Therapeutics (5) 19,779 597
Icosavax (5) 13,190 230
IGM Biosciences (5) 6,856 114
Insmed (5) 52,530 1,255
Intellia Therapeutics (5) 6,265 619
Iovance Biotherapeutics (5) 6,397 100
Karuna Therapeutics (5) 3,238 340
Kodiak Sciences (5) 5,299 46
Kymera Therapeutics (5) 5,405 215
MeiraGTx Holdings (5) 7,962 114
Monte Rosa Therapeutics (5) 9,956 143
Morphic Holding (5) 2,055 82
Nkarta (5) 14,229 129
Nurix Therapeutics (5) 6,133 99
Prothena (5) 22,606 782
PTC Therapeutics (5) 3,921 138
Radius Health (5) 17,308 144
RAPT Therapeutics (5) 13,251 265
Relay Therapeutics (5) 4,937 119
Repare Therapeutics (5) 12,090 194
Replimune Group (5) 7,375 118
Scholar Rock Holding (5) 20,996 365
Seagen (5) 5,127 661

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tenaya Therapeutics (5) 5,655 66
Turning Point Therapeutics (5) 9,242 293
Ultragenyx Pharmaceutical (5) 17,245 1,161
Xencor (5) 18,262 572
Zentalis Pharmaceuticals (5) 6,563 327
45,355
Health Care Equipment & Supplies 2.4%
Abbott Laboratories  40,896 4,933
Alcon (CHF)  21,662 1,674
Align Technology (5) 3,394 1,736
AtriCure (5) 14,111 980
Becton Dickinson & Company  89,722 24,340
CVRx (5) 11,134 98
DENTSPLY SIRONA  27,929 1,512
Elekta, Class B (SEK) (7) 207,382 1,794
ICU Medical (5) 6,530 1,546
Inari Medical (5) 12,847 1,130
Intuitive Surgical (5) 42,158 12,240
Koninklijke Philips (EUR)  141,850 4,845
Medtronic  96,617 10,144
Nevro (5) 7,126 511
NuVasive (5) 9,868 534
Outset Medical (5) 16,265 715
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(8)(9) 70,144 71
Penumbra (5) 3,075 682
PROCEPT BioRobotics (5) 7,029 176
Quidel (5) 12,702 1,344
Siemens Healthineers (EUR)  78,204 5,018
STERIS  15,920 3,821
Stryker  24,319 6,404
Teleflex  6,382 2,146
88,394
Health Care Providers & Services 3.0%
Accolade (5) 10,666 192
Alignment Healthcare (5) 39,875 337
Amedisys (5) 4,230 678
Anthem  40,811 18,440
Centene (5) 173,511 14,335
Cigna  29,869 7,102
dentalcorp Holdings (CAD) (5)(7) 36,125 426
Fresenius (EUR)  97,799 3,412
Hanger (5) 41,061 744
HCA Healthcare  81,627 20,432
Humana  6,923 3,007
Laboratory Corp. of America Holdings (5) 16,814 4,561

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ModivCare (5) 7,176 847
Molina Healthcare (5) 11,246 3,451
Option Care Health (5) 34,421 885
Pennant Group (5) 15,949 259
Privia Health Group (5) 14,298 368
Surgery Partners (5) 15,675 819
U.S. Physical Therapy  9,077 835
UnitedHealth Group  65,682 31,256
112,386
Health Care Technology 0.1%
Certara (5) 7,550 191
Definitive Healthcare (5) 7,695 178
Doximity, Class A (5) 10,957 672
Sophia Genetics (5) 15,320 196
Veeva Systems, Class A (5) 9,214 2,111
3,348
Life Sciences Tools & Services 1.7%
Adaptive Biotechnologies (5) 8,288 120
Agilent Technologies  13,370 1,743
Bruker  28,939 2,036
Danaher  98,639 27,068
Evotec (EUR) (5) 57,829 1,703
Olink Holding, ADR (5) 21,917 375
PerkinElmer  47,387 8,511
Quanterix (5) 5,054 170
Rapid Micro Biosystems, Class A (5) 19,134 134
Seer (5) 12,565 192
Thermo Fisher Scientific  39,127 21,285
63,337
Pharmaceuticals 3.6%
Arvinas (5) 5,609 363
Astellas Pharma (JPY)  445,200 7,428
AstraZeneca (GBP)  32,450 3,944
AstraZeneca, ADR  489,183 29,781
Bayer (EUR)  91,765 5,301
Bristol-Myers Squibb  138,568 9,515
Catalent (5) 21,679 2,212
Elanco Animal Health (5) 85,713 2,435
Eli Lilly  37,038 9,258
GlaxoSmithKline, ADR  108,439 4,539
Ipsen (EUR)  18,964 2,207
Johnson & Johnson  64,694 10,647
Merck  4,081 313
Novartis (CHF)  106,302 9,343

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Otsuka Holdings (JPY)  81,700 2,817
Pfizer  31,731 1,489
Reata Pharmaceuticals, Class A (5) 7,061 231
Roche Holding (CHF)  44,612 16,896
Sanofi (EUR)  100,607 10,517
Zoetis  24,354 4,716
133,952
Total Health Care 446,772
INDUSTRIALS & BUSINESS SERVICES 6.4%
Aerospace & Defense 0.5%
Cadre Holdings  11,081 244
L3Harris Technologies  50,848 12,830
Parsons (5) 11,221 389
Safran (EUR)  26,272 3,340
16,803
Air Freight & Logistics 0.2%
United Parcel Service, Class B  36,529 7,686
7,686
Airlines 0.1%
Delta Air Lines (5) 46,635 1,861
Sun Country Airlines Holdings (5) 5,792 157
United Airlines Holdings (5) 35,107 1,559
3,577
Building Products 0.0%
CSW Industrials  5,290 637
Gibraltar Industries (5) 20,866 1,008
1,645
Commercial Services & Supplies 0.4%
ADT  71,234 521
Brink's  12,246 858
Cintas  2,301 864
Copart (5) 13,179 1,619
Heritage-Crystal Clean (5) 19,135 536
MSA Safety  5,646 785
Rentokil Initial (GBP)  170,600 1,158
Republic Services  45,649 5,491
Stericycle (5) 15,435 901
Tetra Tech  4,779 759
13,492
Electrical Equipment 0.6%
ABB (CHF)  175,354 5,926
AZZ  29,571 1,456

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hubbell  16,829 3,000
Legrand (EUR)  30,139 2,843
Mitsubishi Electric (JPY)  438,600 5,305
Prysmian (EUR)  112,410 3,700
Shoals Technologies Group, Class A (5) 26,986 427
Thermon Group Holdings (5) 15,356 263
22,920
Industrial Conglomerates 1.8%
DCC (GBP)  35,791 2,809
General Electric  348,951 33,328
Honeywell International  26,601 5,048
Melrose Industries (GBP)  1,922,960 3,804
Roper Technologies  8,761 3,927
Siemens (EUR)  114,851 16,180
65,096
Machinery 0.7%
Deere  5,629 2,027
Enerpac Tool Group  55,945 965
ESCO Technologies  16,347 1,137
Federal Signal  23,790 859
Fortive  38,543 2,496
Graco  18,385 1,325
Helios Technologies  14,469 1,135
Ingersoll Rand  41,389 2,091
John Bean Technologies  14,442 1,637
KION Group (EUR)  53,351 4,277
Knorr-Bremse (EUR)  18,242 1,608
Marel (ISK)  59,464 338
Meritor (5) 1,780 63
Mueller Water Products, Class A  70,611 896
RBC Bearings (5) 3,400 659
SMC (JPY)  3,200 1,912
SPX (5) 22,578 1,145
THK (JPY)  67,200 1,544
Toro  10,156 953
27,067
Marine 0.0%
Matson  5,249 581
581
Professional Services 0.5%
Booz Allen Hamilton Holding  14,890 1,201
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(8)(9) 3,930 190
Clarivate (5) 83,080 1,245
Huron Consulting Group (5) 9,255 457

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jacobs Engineering Group  16,379 2,015
Legalzoom.com (5) 25,069 391
Recruit Holdings (JPY)  97,600 4,120
TechnoPro Holdings (JPY)  129,100 3,748
Teleperformance (EUR)  8,665 3,215
TransUnion  12,359 1,122
Upwork (5) 28,368 717
18,421
Road & Rail 1.1%
Central Japan Railway (JPY)  18,700 2,527
CSX  445,272 15,099
Grab Holdings, Class A (5) 57,496 331
Grab Holdings, Class A, Warrants, 12/1/21 (5) 4,484 6
Knight-Swift Transportation Holdings  19,310 1,052
Landstar System  4,915 759
Norfolk Southern  40,295 10,337
Saia (5) 5,300 1,522
Union Pacific  33,073 8,134
39,767
Trading Companies & Distributors 0.5%
Air Lease  19,270 805
Ashtead Group (GBP)  75,638 4,915
Bunzl (GBP)  59,859 2,365
Mitsubishi (JPY)  95,400 3,208
Rush Enterprises, Class A  17,304 899
SiteOne Landscape Supply (5) 12,455 2,147
Sumitomo (JPY)  208,500 3,402
17,741
Total Industrials & Business Services 234,796
INFORMATION TECHNOLOGY 14.9%
Communications Equipment 0.2%
Infinera (5) 17,176 159
LM Ericsson, Class B (SEK)  532,870 4,903
Motorola Solutions  18,659 4,113
9,175
Electronic Equipment, Instruments & Components 0.6%
CTS  32,874 1,247
Hamamatsu Photonics (JPY)  52,400 2,655
Largan Precision (TWD)  15,000 1,090
Littelfuse  5,185 1,339
Murata Manufacturing (JPY)  63,700 4,330
National Instruments  16,372 657
Novanta (5) 16,514 2,256

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omron (JPY)  28,900 1,967
PAR Technology (5) 26,655 1,118
TE Connectivity  10,195 1,452
Teledyne Technologies (5) 5,955 2,557
20,668
IT Services 2.5%
Accenture, Class A  14,547 4,597
Affirm Holdings (5) 29,548 1,236
Amadeus IT Group, Class A (EUR) (5) 35,713 2,356
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024 (5)(8)(9) 268,681 984
Block (5) 32,167 4,101
Cognizant Technology Solutions, Class A  66,391 5,718
Euronet Worldwide (5) 9,013 1,156
Fiserv (5) 74,732 7,299
Kratos Defense & Security Solutions (5) 31,009 649
Mastercard, Class A  46,796 16,885
MongoDB (5) 11,832 4,520
NTT Data (JPY)  374,600 7,115
Payoneer Global (5) 99,886 482
PayPal Holdings (5) 46,090 5,159
Repay Holdings (5) 27,096 468
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $23 (5)(8)
(9) 472 56
Shift4 Payments, Class A (5) 6,500 342
Shopify, Class A (5) 4,817 3,344
Snowflake, Class A (5) 5,384 1,430
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (5)(8)(9) 2,720 66
Toast, Class A (5) 83,051 1,704
Twilio, Class A (5) 4,418 772
Visa, Class A  99,587 21,523
91,962
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices (5) 107,487 13,257
ASML Holding (EUR)  14,524 9,717
ASML Holding  10,662 7,106
Broadcom  12,821 7,532
Entegris  23,958 3,126
KLA  11,356 3,958
Lattice Semiconductor (5) 51,552 3,228
Marvell Technology  51,888 3,545
Micron Technology  100,400 8,922
Monolithic Power Systems  6,385 2,929
NVIDIA  102,912 25,095
NXP Semiconductors  30,652 5,828

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QUALCOMM  95,300 16,391
Renesas Electronics (JPY) (5) 165,300 1,947
Semtech (5) 6,905 479
Taiwan Semiconductor Manufacturing (TWD)  700,759 15,066
Taiwan Semiconductor Manufacturing, ADR  25,030 2,678
Texas Instruments  21,097 3,586
Tokyo Electron (JPY)  10,200 5,006
139,396
Software 5.7%
Amplitude, Class A (5) 12,500 268
Atlassian, Class A (5) 13,948 4,264
Bill.com Holdings (5) 21,813 5,189
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (5)(8)(9) 480 655
Ceridian HCM Holding (5) 18,732 1,366
Clearwater Analytics Holdings, Class A (5) 13,849 275
Confluent, Class A (5) 23,242 995
Coupa Software (5) 5,039 610
Crowdstrike Holdings, Class A (5) 4,097 800
Datadog, Class A (5) 13,962 2,249
Descartes Systems Group (5) 33,423 2,382
DocuSign (5) 18,206 2,156
DoubleVerify Holdings (5) 25,722 711
Five9 (5) 4,203 462
ForgeRock, Class A (5) 7,430 110
Fortinet (5) 16,755 5,772
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(8)(9) 9,216 265
HashiCorp, Class A (5) 5,834 294
Intuit  28,564 13,550
Manhattan Associates (5) 6,930 926
Microsoft (6) 424,374 126,799
nCino (5) 15,719 722
Paycom Software (5) 4,416 1,498
Paycor HCM (5) 28,128 790
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $4 (5)(8)(9) 3,739 3
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $1 (5)(8)(9) 534 1
SAP (EUR)  45,335 5,114
ServiceNow (5) 32,824 19,035
Socure, Acquisition Date: 12/22/21, Cost $46 (5)(8)(9) 2,872 46
SS&C Technologies Holdings  31,044 2,327
Synopsys (5) 25,714 8,033
Workiva (5) 9,259 975
Zoom Video Communications, Class A (5) 19,047 2,526
211,168
Technology Hardware, Storage & Peripherals 2.1%
Apple (6) 407,372 67,265

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsung Electronics (KRW)  142,450 8,583
75,848
Total Information Technology 548,217
MATERIALS 2.3%
Chemicals 1.2%
Air Liquide (EUR)  25,826 4,290
Akzo Nobel (EUR)  40,275 3,832
Asahi Kasei (JPY)  311,400 2,923
BASF (EUR)  51,201 3,409
Covestro (EUR)  52,796 2,792
Element Solutions  117,323 2,884
International Flavors & Fragrances  52,503 6,983
Johnson Matthey (GBP)  117,051 2,941
Linde  26,461 7,759
Minerals Technologies  14,435 1,010
Nutrien  21,534 1,852
Quaker Chemical  4,940 917
Sherwin-Williams  1,665 438
Tosoh (JPY)  27,000 419
Umicore (EUR)  54,896 2,246
44,695
Construction Materials 0.0%
Martin Marietta Materials  4,628 1,756
1,756
Containers & Packaging 0.3%
Amcor, CDI (AUD)  193,161 2,224
Packaging Corp. of America  11,762 1,731
Ranpak Holdings, Class A (5) 12,596 305
Westrock  122,655 5,552
9,812
Metals & Mining 0.7%
Antofagasta (GBP)  201,131 4,073
BHP Group (AUD)  56,034 1,913
BHP Group (GBP)  155,066 5,242
Constellium (5) 86,948 1,689
ERO Copper (CAD) (5) 24,716 354
Franco-Nevada (CAD)  4,057 597
Haynes International  16,630 608
IGO (AUD)  814,490 6,534
Rio Tinto (AUD)  19,906 1,717
South32 (AUD)  909,339 3,192
25,919

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  209,563 3,991
West Fraser Timber (CAD)  9,473 946
4,937
Total Materials 87,119
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
KKR Acquisition Holdings I (5) 41,277 407
Total Miscellaneous 407
REAL ESTATE 1.2%
Equity Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, REIT  8,729 1,653
American Campus Communities, REIT  27,219 1,465
Community Healthcare Trust, REIT  13,183 550
CubeSmart, REIT  29,691 1,431
DigitalBridge Group, REIT (5) 88,797 644
EastGroup Properties, REIT  15,868 3,027
Equinix, REIT  2,209 1,568
Equity LifeStyle Properties, REIT  26,828 2,002
First Industrial Realty Trust, REIT  13,856 798
Flagship Communities REIT  9,938 182
Great Portland Estates (GBP)  286,902 2,594
Prologis, REIT  103,613 15,112
PS Business Parks, REIT  12,013 1,914
Rexford Industrial Realty, REIT  26,236 1,840
Scentre Group (AUD)  1,238,912 2,752
Terreno Realty, REIT  9,100 626
Weyerhaeuser, REIT  3,562 138
38,296
Real Estate Management & Development 0.2%
Altus Group (CAD)  6,850 266
FirstService  18,702 2,661
Mitsui Fudosan (JPY)  220,000 4,896
Opendoor Technologies, Class A (5) 87,837 733
Tricon Residential  26,692 397
8,953
Total Real Estate 47,249
UTILITIES 3.4%
Electric Utilities 1.7%
American Electric Power  68,115 6,175
Entergy  10,329 1,087

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDACORP  13,257 1,378
MGE Energy  6,393 460
NextEra Energy  215,836 16,893
PG&E (5) 624,929 7,105
Southern  287,182 18,601
Xcel Energy  175,787 11,836
63,535
Gas Utilities 0.2%
Beijing Enterprises Holdings (HKD)  336,500 1,150
Chesapeake Utilities  11,889 1,581
ONE Gas  21,879 1,818
Southwest Gas Holdings  25,810 1,831
6,380
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  103,100 1,636
NextEra Energy Partners  12,841 1,002
2,638
Multi-Utilities 1.3%
CMS Energy  35,184 2,252
Dominion Energy  124,233 9,880
DTE Energy  27,255 3,314
Engie (EUR)  439,103 6,996
National Grid (GBP)  316,861 4,791
NiSource  184,929 5,350
Sempra Energy  99,934 14,413
46,996
Water Utilities 0.1%
California Water Service Group  13,371 761
Middlesex Water  7,181 718
SJW Group  13,904 907
2,386
Total Utilities 121,935
Total Miscellaneous Common Stocks  0.0% (11) 315
Total Common Stocks (Cost $1,686,919) 2,603,844
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $417 (5)(8)(9) 16,822 983

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $286 (5)(8)
(9) 7,601 444
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(8)(9)
(10) 17,718 158
1,585
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(8)(9) 41,545 242
242
Total Consumer Discretionary 1,827
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221 (5)(8)(9) 11,951 743
Total Consumer Staples 743
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224 (5)(8)(9) 2,133 224
Total Financials 224
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $108 (5)(8)(9) 38,898 315
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (5)(8)(9) 22,236 180
495
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(8)(9) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(8)(9) 92,428 292
292
Life Sciences Tools & Services 0.1%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (5)(8)(9) 14,444 128
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160 (5)(8)(9) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(8)(9) 5,896 358
1,201
Total Health Care 2,108

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (5)(8)(9) 2,868 195
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(8)(9) 50,717 283
478
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(8)(9) 9,815 252
252
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (5)(8)(9) 6,676 139
139
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(8)(9) 4,912 238
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(8)(9) 8,682 420
658
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148 (5)(8)(9) 20,804 343
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223 (5)(8)(9) 16,522 273
616
Total Industrials & Business Services 2,143
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(8)(9) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (5)(8)
(9) 3,321 395
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (5)(8)
(9) 204 24
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (5)(8)(9) 610 15
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(8)(9) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2 (5)
(8)(9) 70 2
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (5)(8)(9) 7,740 187
625
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(8)(9) 30 41
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(8)(9) 2 3

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)(8)(9) 1,466 323
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (5)(8)
(9) 3,472 765
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (5)(8)(9) 12,516 380
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(8)(9) 6,732 98
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271 (5)
(8)(9) 20,748 433
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(8)(9) 5,932 124
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(8)(9) 7,812 138
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127 (5)(8)(9) 20,060 250
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (5)(8)(9) 1,875 23
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (5)(8)(9) 3,491 56
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (5)(8)(9) 2,865 46
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (5)(8)(9) 52 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (5)(8)(9) 6,640 107
2,788
Total Information Technology 3,413
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(8)(9) 3,356 175
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(8)(9) 5,247 217
392
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(8)(9) 5,255 144
144
Total Materials 536
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
AES, 6.875%, 2/15/24  11,504 989
Total Utilities 989
Total Convertible Preferred Stocks (Cost $8,495) 11,983
CORPORATE BONDS 2.0%
AbbVie, 2.95%, 11/21/26  535,000 542
AbbVie, 3.20%, 11/21/29  1,030,000 1,037
AbbVie, 4.05%, 11/21/39  355,000 373

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie, 4.875%, 11/14/48  412,000 473
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 230
AerCap Ireland Capital, 3.00%, 10/29/28  150,000 145
AerCap Ireland Capital, 3.50%, 5/26/22  150,000 151
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 452
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 171
AIA Group, 3.90%, 4/6/28 (1)(7) 490,000 522
Aker, 2.875%, 1/15/26 (1) 240,000 241
Alexandria Real Estate Equities, 3.95%, 1/15/28  280,000 297
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 56
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Campus Communities Operating Partnership, 2.85%,
2/1/30  390,000 381
American Campus Communities Operating Partnership, 3.30%,
7/15/26  95,000 98
American Campus Communities Operating Partnership, 3.625%,
11/15/27  215,000 222
American Tower, 2.30%, 9/15/31  140,000 127
American Tower, 2.95%, 1/15/51  165,000 135
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  100,000 107
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  470,000 517
Apple, 2.40%, 8/20/50  65,000 55
APT Pipelines, 4.25%, 7/15/27 (1) 520,000 551
Arrow Electronics, 4.00%, 4/1/25  230,000 239
Astrazeneca Finance, 1.75%, 5/28/28  200,000 190
Astrazeneca Finance, 2.25%, 5/28/31  65,000 62
AT&T, 2.30%, 6/1/27  190,000 187
AT&T, 2.75%, 6/1/31  720,000 699
AT&T, 4.30%, 2/15/30  135,000 147
Ausgrid Finance, 3.85%, 5/1/23 (1) 135,000 137
Ausgrid Finance, 4.35%, 8/1/28 (1) 205,000 220
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 445,000 454
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 435,000 444
Banco Santander, 3.49%, 5/28/30  200,000 200
Banco Santander, VR, 1.722%, 9/14/27 (12) 200,000 188
Bank of America, 3.248%, 10/21/27  475,000 486
Bank of America, VR, 1.898%, 7/23/31 (12) 1,525,000 1,380
Bank of America, VR, 1.922%, 10/24/31 (12) 600,000 544
Bank of America, VR, 2.496%, 2/13/31 (12) 250,000 238
Bank of America, VR, 2.592%, 4/29/31 (12) 265,000 254
Bank of America, VR, 2.972%, 2/4/33 (12) 415,000 407
Bank of America, VR, 3.419%, 12/20/28 (12) 25,000 26
Bank of America, VR, 3.559%, 4/23/27 (12) 95,000 98
Bank of America, VR, 4.271%, 7/23/29 (12) 330,000 352
Bank of America, Series L, 3.95%, 4/21/25  635,000 658
Barclays, VR, 2.852%, 5/7/26 (12) 300,000 299

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Barclays, VR, 3.932%, 5/7/25 (12) 235,000 241
BAT Capital, 3.557%, 8/15/27  665,000 669
BAT International Finance, 1.668%, 3/25/26  85,000 81
Baxter International, 2.272%, 12/1/28 (1) 160,000 154
Baxter International, 2.539%, 2/1/32 (1) 220,000 211
Becton Dickinson & Company, 1.957%, 2/11/31  255,000 232
Becton Dickinson & Company, 2.823%, 5/20/30  150,000 147
Becton Dickinson & Company, 3.70%, 6/6/27  510,000 535
Becton Dickinson & Company, 3.794%, 5/20/50  175,000 173
Becton Dickinson & Company, 4.669%, 6/6/47  170,000 190
BNP Paribas, VR, 1.323%, 1/13/27 (1)(12) 595,000 561
BNP Paribas, VR, 2.159%, 9/15/29 (1)(12) 200,000 185
BNP Paribas, VR, 3.052%, 1/13/31 (1)(12) 375,000 364
Boardwalk Pipelines, 3.40%, 2/15/31  225,000 220
Boardwalk Pipelines, 4.45%, 7/15/27  40,000 42
Boardwalk Pipelines, 4.95%, 12/15/24  175,000 185
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 278
Booking Holdings, 4.625%, 4/13/30  100,000 112
Boral Finance, 3.00%, 11/1/22 (1)(7) 30,000 30
Boral Finance, 3.75%, 5/1/28 (1) 855,000 891
Brixmor Operating Partnership, 4.05%, 7/1/30  70,000 73
Brixmor Operating Partnership, 4.125%, 5/15/29  445,000 471
Cameron LNG, 2.902%, 7/15/31 (1) 20,000 20
Cameron LNG, 3.302%, 1/15/35 (1) 95,000 94
Cameron LNG, 3.701%, 1/15/39 (1) 75,000 75
Canadian Pacific Railway, 3.10%, 12/2/51  175,000 158
Capital One Financial, 3.75%, 3/9/27  775,000 808
Capital One Financial, VR, 2.359%, 7/29/32 (12) 575,000 515
Cardinal Health, 4.50%, 11/15/44  50,000 52
Cardinal Health, 4.90%, 9/15/45  50,000 54
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 550,000 556
Charter Communications Operating, 2.25%, 1/15/29  160,000 149
Charter Communications Operating, 2.30%, 2/1/32  190,000 168
Charter Communications Operating, 2.80%, 4/1/31  495,000 462
Charter Communications Operating, 3.75%, 2/15/28  545,000 558
Charter Communications Operating, 4.20%, 3/15/28  310,000 325
Charter Communications Operating, 4.80%, 3/1/50  75,000 74
Charter Communications Operating, 5.125%, 7/1/49  85,000 87
Charter Communications Operating, 5.75%, 4/1/48  15,000 17
Charter Communications Operating, 6.484%, 10/23/45  50,000 60
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  225,000 228
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 76
Citigroup, VR, 3.057%, 1/25/33 (12) 280,000 276
Citigroup, VR, 3.07%, 2/24/28 (12) 280,000 282
Citigroup, VR, 3.106%, 4/8/26 (12) 215,000 218
CNO Financial Group, 5.25%, 5/30/25  79,000 84

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Comcast, 2.887%, 11/1/51 (1) 490,000 423
Comcast, 3.25%, 11/1/39  300,000 289
Crown Castle International, 2.25%, 1/15/31  855,000 781
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 363
CVS Health, 1.875%, 2/28/31  165,000 150
CVS Health, 2.70%, 8/21/40  45,000 39
CVS Health, 4.25%, 4/1/50  290,000 310
CVS Health, 4.30%, 3/25/28  354,000 381
CVS Health, 5.05%, 3/25/48  800,000 931
Daimler Finance North America, 2.45%, 3/2/31 (1) 150,000 143
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 260,000 263
Diamondback Energy, 3.25%, 12/1/26  260,000 264
Discover Financial Services, 4.10%, 2/9/27  225,000 235
Ecolab, 4.80%, 3/24/30  20,000 23
Edison International, 4.95%, 4/15/25  15,000 16
Eli Lilly, 2.25%, 5/15/50  5,000 4
Energy Transfer, 2.90%, 5/15/25  465,000 467
Energy Transfer, 4.50%, 4/15/24  50,000 52
Energy Transfer, 4.95%, 6/15/28  80,000 86
Energy Transfer, 5.00%, 5/15/50  175,000 181
Energy Transfer, 5.25%, 4/15/29  315,000 345
Energy Transfer, 5.50%, 6/1/27  35,000 39
Energy Transfer, 5.875%, 1/15/24  465,000 489
Energy Transfer, 6.00%, 6/15/48  145,000 162
Energy Transfer, 6.25%, 4/15/49  320,000 372
Eni, Series X-R, 4.75%, 9/12/28 (1) 360,000 394
Equitable Holdings, 4.35%, 4/20/28  525,000 562
Extra Space Storage, 2.35%, 3/15/32  350,000 322
Falabella, 4.375%, 1/27/25  500,000 521
General Motors Financial, 4.00%, 10/6/26  100,000 104
General Motors Financial, 4.35%, 4/9/25  165,000 172
General Motors Financial, 5.10%, 1/17/24  285,000 299
GLP Capital, 3.35%, 9/1/24  60,000 61
Goldman Sachs Group, 3.50%, 11/16/26  230,000 236
Goldman Sachs Group, VR, 1.542%, 9/10/27 (12) 270,000 254
Goldman Sachs Group, VR, 2.615%, 4/22/32 (12) 2,125,000 2,004
Goldman Sachs Group, VR, 3.102%, 2/24/33 (12) 225,000 220
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 25,000 25
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 70,000 69
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 30,000 30
Hasbro, 3.55%, 11/19/26  120,000 124
Healthcare Realty Trust, 2.05%, 3/15/31  95,000 87
Healthcare Realty Trust, 3.625%, 1/15/28  260,000 267
Highwoods Realty, 3.05%, 2/15/30  350,000 343
Highwoods Realty, 4.125%, 3/15/28  110,000 115
Home Depot, 2.375%, 3/15/51  65,000 53

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HSBC Holdings, 3.90%, 5/25/26  310,000 322
HSBC Holdings, VR, 2.099%, 6/4/26 (12) 390,000 381
Humana, 2.15%, 2/3/32  95,000 87
Humana, 4.875%, 4/1/30  265,000 298
Hyundai Capital America, 1.80%, 10/15/25 (1) 120,000 116
Hyundai Capital America, 2.10%, 9/15/28 (1) 210,000 195
ING Groep, VR, 1.726%, 4/1/27 (12) 200,000 191
Intercontinental Exchange, 1.85%, 9/15/32  130,000 116
Intercontinental Exchange, 2.10%, 6/15/30  1,095,000 1,030
JPMorgan Chase, VR, 1.578%, 4/22/27 (12) 285,000 272
JPMorgan Chase, VR, 1.953%, 2/4/32 (12) 1,085,000 986
JPMorgan Chase, VR, 2.182%, 6/1/28 (12) 295,000 285
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 185,000 181
JPMorgan Chase, VR, 2.947%, 2/24/28 (12) 275,000 276
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 1,000,000 971
JPMorgan Chase, VR, 2.963%, 1/25/33 (12) 190,000 188
JPMorgan Chase, VR, 3.54%, 5/1/28 (12) 120,000 124
Kilroy Realty, 3.45%, 12/15/24  470,000 481
Kookmin Bank, 4.50%, 2/1/29  350,000 379
Las Vegas Sands, 3.20%, 8/8/24  45,000 44
Las Vegas Sands, 3.50%, 8/18/26  95,000 92
LSEGA Financing, 2.00%, 4/6/28 (1) 550,000 524
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 191
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 189
Marsh & McLennan, 2.25%, 11/15/30  85,000 80
Micron Technology, 4.185%, 2/15/27  45,000 47
Micron Technology, 4.975%, 2/6/26  200,000 215
Micron Technology, 5.327%, 2/6/29  115,000 128
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 245,000 259
Morgan Stanley, VR, 1.593%, 5/4/27 (12) 120,000 115
Morgan Stanley, VR, 1.928%, 4/28/32 (12) 650,000 584
Morgan Stanley, VR, 2.943%, 1/21/33 (12) 120,000 117
Morgan Stanley, VR, 3.217%, 4/22/42 (12) 75,000 71
Morgan Stanley, VR, 4.431%, 1/23/30 (12) 95,000 102
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(12) 200,000 199
Netflix, 4.625%, 5/15/29 (EUR)  290,000 370
NextEra Energy Capital Holdings, 2.44%, 1/15/32  280,000 261
NextEra Energy Capital Holdings, 3.00%, 1/15/52  265,000 229
NiSource, 1.70%, 2/15/31  150,000 131
NiSource, 3.60%, 5/1/30  155,000 157
NRG Energy, 4.45%, 6/15/29 (1) 115,000 120
NTT Finance, 1.591%, 4/3/28 (1) 295,000 277
NTT Finance, 2.065%, 4/3/31 (1) 200,000 189
NXP, 2.70%, 5/1/25 (1) 20,000 20
NXP, 3.15%, 5/1/27 (1) 40,000 41
NXP, 5.35%, 3/1/26 (1) 105,000 115

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oracle, 2.30%, 3/25/28  160,000 152
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 97
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 182
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 199
PerkinElmer, 1.90%, 9/15/28  185,000 174
PerkinElmer, 2.25%, 9/15/31  100,000 92
PerkinElmer, 3.30%, 9/15/29  99,000 99
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 198
Realty Income, 3.10%, 12/15/29  355,000 357
Realty Income, 3.95%, 8/15/27  165,000 175
Regency Centers, 3.60%, 2/1/27  660,000 689
Regency Centers, 3.70%, 6/15/30  70,000 73
Reliance Industries, 3.667%, 11/30/27  600,000 622
Reynolds American, 4.45%, 6/12/25  175,000 183
Ross Stores, 1.875%, 4/15/31  205,000 185
Sabine Pass Liquefaction, 4.50%, 5/15/30  40,000 43
Sabine Pass Liquefaction, 5.00%, 3/15/27  545,000 591
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,000 17
Santander Holdings USA, VR, 2.49%, 1/6/28 (12) 175,000 170
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (12) 545,000 519
SBA Tower Trust, 1.84%, 10/15/51 (1) 290,000 280
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 38
SBA Tower Trust, 2.593%, 10/15/56 (1) 235,000 233
Shinhan Bank, 4.00%, 4/23/29  375,000 398
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 250,000 237
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 320,000 303
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 210,000 214
Standard Chartered, VR, 2.608%, 1/12/28 (1)(12) 615,000 595
Standard Chartered, VR, 4.644%, 4/1/31 (1)(12) 245,000 262
T-Mobile USA, 2.05%, 2/15/28  120,000 114
T-Mobile USA, 2.25%, 11/15/31  860,000 774
T-Mobile USA, 3.75%, 4/15/27  750,000 779
Tengizchevroil Finance International, 4.00%, 8/15/26  250,000 249
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  90,000 95
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  25,000 27
Transurban Finance, 2.45%, 3/16/31 (1) 535,000 503
Transurban Finance, 3.375%, 3/22/27 (1) 255,000 261
Trinity Acquisition, 4.40%, 3/15/26  195,000 207
UBS Group, VR, 2.746%, 2/11/33 (1)(12) 425,000 405
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  74,407 71
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  46,779 46
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,278
Verizon Communications, 1.75%, 1/20/31  555,000 495
Verizon Communications, 2.10%, 3/22/28  165,000 159
Verizon Communications, 2.55%, 3/21/31  250,000 238
Verizon Communications, 2.65%, 11/20/40  220,000 191

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications, 2.987%, 10/30/56  1,250,000 1,065
Verizon Communications, 4.329%, 9/21/28  205,000 223
Verizon Communications, 4.75%, 11/1/41  55,000 62
Visa, 2.00%, 8/15/50  155,000 123
Vistra Operations, 3.55%, 7/15/24 (1) 405,000 408
Vodafone Group, 4.875%, 6/19/49  270,000 297
Vodafone Group, 5.25%, 5/30/48  500,000 570
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  100,000 118
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 245,000 231
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 785,000 800
Waste Connections, 2.20%, 1/15/32  190,000 177
Wells Fargo, 4.30%, 7/22/27  175,000 187
Wells Fargo, VR, 2.393%, 6/2/28 (12) 670,000 656
Wells Fargo, VR, 2.572%, 2/11/31 (12) 1,840,000 1,768
Wells Fargo, VR, 2.879%, 10/30/30 (12) 500,000 491
Westlake Chemical, 1.625%, 7/17/29 (EUR)  100,000 109
Williams, 5.10%, 9/15/45  230,000 254
Woodside Finance, 3.65%, 3/5/25 (1) 240,000 246
Woodside Finance, 3.70%, 9/15/26 (1) 195,000 201
Woodside Finance, 3.70%, 3/15/28 (1) 515,000 527
Total Corporate Bonds (Cost $74,939) 72,831
EQUITY MUTUAL FUNDS 10.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 5,460,309 218,849
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 7,545,249 74,773
T. Rowe Price Real Assets Fund - I Class (3) 5,781,499 86,087
Total Equity Mutual Funds (Cost $327,834) 379,709
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Equate Petrochemical, 4.25%, 11/3/26  525,000 543
Korea National Oil, 2.625%, 4/18/32 (1) 300,000 286
NBN, 2.625%, 5/5/31 (1) 210,000 201
QNB Finance, 2.75%, 2/12/27  500,000 498
Total Foreign Government Obligations & Municipalities (Cost
$1,593) 1,528
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 1.071%, 9/15/34 (1) 167,534 166

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 43,127 43
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 140,526 139
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 46,657 47
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.441%, 9/15/32 (1) 120,000 118
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.991%, 9/15/32 (1) 145,000 142
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 1.641%, 9/15/38 (1) 155,000 153
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A, ARM,
3.50%, 1/28/58 (1) 59,376 59
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 448,617 428
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 298,170 285
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class
A19, CMO, ARM, 3.00%, 12/25/51 (1) 415,739 407
Bayview MSR Opportunity Master Fund Trust, Series 2022-2, Class
A5, CMO, ARM, 2.50%, 12/25/51 (1) 296,036 292
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, ARM, 3.00%, 3/28/57 (1) 19,853 20
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,
Class A, ARM, 3.50%, 1/28/55 (1) 84,014 84
BBCCRE Trust, Series 2015-GTP, Class C, ARM, 4.548%,
8/10/33 (1) 340,000 343
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.351%, 11/15/34 (1) 135,000 131
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  130,000 136
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 173,398 169
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1,
CMO, ARM, 1.699%, 4/25/60 (1) 324,027 321
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 1.191%, 4/15/34 (1) 305,000 302
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 1.368%, 10/15/36 (1) 155,000 148
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 1.488%, 10/15/36 (1) 220,000 215
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 1.837%, 10/15/36 (1) 225,000 220
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 1.195%, 10/15/23 (1) 180,000 172

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 44,643 45
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 211,845 210
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 292,869 278
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
AS, 3.571%, 2/10/48  55,000 56
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  260,000 267
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  260,000 267
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 115
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 95
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 125,000 123
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.841%, 11/15/37 (1) 113,044 112
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 34,147 34
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 54,007 54
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  120,000 124
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  127,545 130
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 482
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.413%, 10/10/29 (1) 170,000 169
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.537%, 9/25/29  23,741 24
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.287%, 11/25/29  349,320 350
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.187%, 2/25/30  195,619 195
Connecticut Avenue Securities, Series 2021-R03, Class 1M2,
CMO, ARM, SOFR30A + 1.65%, 1.699%, 12/25/41 (1) 170,000 165
Connecticut Avenue Securities, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 653,405 652
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 122,637 120
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  140,000 140

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 0.891%, 6/15/34 (1) 360,000 355
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 285,000 259
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 99,039 96
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 69,357 69
Ellington Financial Mortgage Trust, Series 2021-2, Class A2, CMO,
ARM, 1.085%, 6/25/66 (1) 179,873 175
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.893%, 11/25/44 (1) 44,784 45
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 1.037%, 3/25/50 (1) 51,230 51
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 295,508 284
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 3.934%,
2/25/25 (1) 345,000 356
FREMF Mortgage Trust, Series 2019-K736, Class B, ARM, 3.757%,
7/25/26 (1) 295,000 303
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.194%,
5/25/52 (1) 105,000 112
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.737%,
10/25/52 (1) 170,000 176
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 26,696 27
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 103,581 104
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 23,118 23
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 240,699 241
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 22,992 23
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 118,136 114
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 1.225%, 12/15/36 (1) 225,000 222
Great Wolf Trust, Series 2019-WOLF, Class D, ARM, 1M USD
LIBOR + 1.933%, 2.124%, 12/15/36 (1) 190,000 185
GS Mortgage Securities Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  180,000 184
GS Mortgage Securities Trust, Series 2019-GSA1, Class B,
3.511%, 11/10/52  390,000 385
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.625%, 7/25/44 (1) 3,872 4

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 25,426 25
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.959%, 10/25/50 (1) 200,686 199
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 227,206 215
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 226,858 215
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 48,072 48
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 367,340 350
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 133,652 127
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 120,294 114
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, ARM, 1M
USD LIBOR + 1.65%, 1.842%, 1/15/33 (1) 375,000 374
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class AS, 3.056%, 8/15/49  165,000 164
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 82
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 100,222 100
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 66,680 67
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 77,348 78
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.609%, 12/25/50 (1) 164,285 162
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 12,297 12
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 27,667 28
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.295%, 6/25/50 (1) 164,410 164
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 1.541%, 8/15/38 (1) 450,000 441
MFA Trust, Series 2021-AEI2, Class A15, CMO, ARM, 2.50%,
10/25/51 (1) 418,474 412
MFA Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.029%,
11/25/64 (1) 128,714 125
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59 (1) 33,555 34
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  125,000 125

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  55,000 57
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  175,000 182
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.031%, 5/15/48  25,000 26
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 1.091%, 10/15/37 (1) 235,000 233
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 151,289 152
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 76,167 76
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A2,
CMO, ARM, 2.50%, 9/25/51 (1) 226,587 217
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 184,102 176
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 56,882 57
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 53,548 53
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 148,387 147
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.937%, 2/25/60 (1) 27,222 27
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 155,919 156
OBX Trust, Series 2020-EXP3, Class 1A8, CMO, ARM, 3.00%,
1/25/60 (1) 138,169 138
OBX Trust, Series 2021-NQM1, Class A3, CMO, ARM, 1.329%,
2/25/66 (1) 223,476 218
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 175,723 170
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.458%, 4/25/43  102,353 102
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.802%, 8/25/47 (1) 115,382 115
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 32,830 33
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 9,986 10
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 24,307 24
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 14,877 15
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 19,002 19

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMRT, Series 2022-MINI, Class C, ARM, 1M SOFR + 1.55%,
1.65%, 1/15/24 (1) 285,000 278
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.987%,
12/25/30 (1) 20,788 21
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.287%,
9/25/30  152,759 152
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.437%,
2/25/47 (1) 113,098 113
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.85%, 2.037%,
2/25/50 (1) 371,900 373
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.849%, 10/25/50 (1) 163,034 164
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 2.349%, 8/25/33 (1) 125,000 126
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class M2, CMO, ARM, SOFR30A + 1.65%, 1.699%, 1/25/34 (1) 130,000 128
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 1.849%, 11/25/41 (1) 165,000 159
Structured Agency Credit Risk Debt Notes, Series 2021-HQA3,
Class M1, CMO, ARM, SOFR30A + 0.85%, 0.899%, 9/25/41 (1) 175,000 173
Structured Agency Credit Risk Debt Notes, Series 2021-HQA4,
Class M1, CMO, ARM, SOFR30A + 0.95%, 0.999%, 12/25/41 (1) 475,000 469
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 1.899%, 1/25/42 (1) 270,000 266
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1B, CMO, ARM, SOFR30A + 2.40%, 2.449%, 2/25/42 (1) 650,000 647
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 174,374 168
Towd Point Mortgage Trust, Series 2015-4, Class M1, ARM, 3.75%,
4/25/55 (1) 124,762 125
Towd Point Mortgage Trust, Series 2016-1, Class A3B, ARM,
3.00%, 2/25/55 (1) 12,004 12
Towd Point Mortgage Trust, Series 2016-2, Class A1A, ARM,
2.75%, 8/25/55 (1) 10,679 11
Towd Point Mortgage Trust, Series 2016-4, Class A1, ARM, 2.25%,
7/25/56 (1) 11,228 11
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56 (1) 14,009 14
Towd Point Mortgage Trust, Series 2017-2, Class A1, ARM, 2.75%,
4/25/57 (1) 14,609 15
Towd Point Mortgage Trust, Series 2017-5, Class A1, ARM, 1M
USD LIBOR + 0.60%, 0.787%, 2/25/57 (1) 27,431 27

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 236,050 225
UWM Mortgage Trust, Series 2021-INV5, Class A14, CMO, ARM,
3.00%, 1/25/52 (1) 144,206 142
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 76,367 76
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 43,650 44
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 162,277 163
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 281,801 284
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 101
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 161,093 154
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 28,854 29
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 145,000 144
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 369
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 626
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 365,000 354
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50 (1) 30,139 30
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  230,000 236
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 230,000 235
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$25,686) 25,268
PRIVATE INVESTMENT COMPANIES 2.3%
Blackstone Partners Offshore Fund (5)(9) 40,622 85,695
Total Private Investment Companies (Cost $63,215) 85,695
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.6%
U.S. Government Agency Obligations 1.2%
Federal Home Loan Mortgage
2.50%, 4/1/30  82,828 84

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 12/1/42 - 2/1/47  533,067 548
3.50%, 8/1/42 - 3/1/46  589,415 619
4.00%, 10/1/40 - 12/1/41  133,516 143
4.50%, 9/1/23 - 5/1/42  193,507 208
5.00%, 1/1/24 - 8/1/40  55,162 62
5.50%, 1/1/40  113 —
6.00%, 3/1/33 - 8/1/38  50,576 57
6.50%, 3/1/32 - 9/1/32  4,496 4
7.00%, 6/1/32  447 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  478 —
12M USD LIBOR + 1.785%, 2.035%, 2/1/37  1,047 1
12M USD LIBOR + 1.83%, 2.204%, 2/1/37  5,492 6
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  4,188 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  132,020 19
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  1,128,249 1,090
2.50%, 5/1/51 - 1/1/52  1,005,120 996
3.00%, 5/1/31 - 12/1/50  575,623 588
3.50%, 11/1/47 - 11/1/50  406,381 423
4.00%, 1/1/50 - 2/1/50  173,009 182
4.50%, 5/1/50  34,474 37
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  52,374 53
3.50%, 6/1/42 - 5/1/46  558,391 588
4.00%, 11/1/40  157,277 166
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  739 1
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  1,871 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  856 —
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  1,037,296 996
2.50%, 8/1/30 - 2/1/52  4,124,921 4,087
3.00%, 1/1/27 - 10/1/51  5,177,052 5,310
3.50%, 11/1/32 - 7/1/50  2,722,618 2,835
4.00%, 11/1/40 - 12/1/49  2,124,765 2,243
4.50%, 7/1/39 - 5/1/50  1,158,830 1,244
5.00%, 9/1/23 - 3/1/49  677,776 749
5.50%, 9/1/23 - 9/1/41  303,012 338
6.00%, 8/1/22 - 1/1/41  269,242 307
6.50%, 7/1/32 - 5/1/40  88,742 101
UMBS, TBA (13)
2.00%, 3/1/52  10,185,000 9,770
2.50%, 3/1/37 - 3/1/52  5,820,000 5,769
3.00%, 3/1/52  945,000 954

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 3/1/52  880,000 906
4.00%, 3/1/52  920,000 961
4.50%, 3/1/52  1,010,000 1,066
43,517
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  3,151,231 3,153
3.00%, 9/15/42 - 7/20/51  2,345,315 2,402
3.50%, 12/20/42 - 8/20/51  2,570,038 2,689
4.00%, 7/20/42 - 10/20/50  958,872 1,008
4.50%, 11/20/39 - 9/20/47  450,765 488
5.00%, 7/20/39 - 6/20/48  552,908 603
5.50%, 1/20/36 - 3/20/49  404,661 441
6.00%, 12/20/38  19,472 22
6.50%, 3/15/26  432 1
8.00%, 10/20/25  41 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  44,119 44
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  29,184 5
4.00%, 5/20/37 - 2/20/43  40,288 2
4.50%, 12/20/39  783 —
Government National Mortgage Assn., TBA (13)
2.00%, 3/20/52  2,180,000 2,131
3.00%, 3/20/52  1,770,000 1,799
3.50%, 3/20/52  954,000 984
15,772
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $59,877) 59,289
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.0%
U.S. Treasury Obligations 2.0%
U.S. Treasury Bonds, 1.875%, 11/15/51  4,000,000 3,733
U.S. Treasury Bonds, 2.00%, 11/15/41  2,235,000 2,139
U.S. Treasury Bonds, 2.00%, 8/15/51  2,750,000 2,637
U.S. Treasury Bonds, 2.25%, 2/15/52  2,155,000 2,195
U.S. Treasury Bonds, 2.375%, 2/15/42  4,010,000 4,096
U.S. Treasury Notes, 0.125%, 1/15/24  4,000,000 3,903
U.S. Treasury Notes, 0.125%, 2/15/24 (14) 10,265,000 10,000
U.S. Treasury Notes, 0.25%, 3/15/24  1,220,000 1,189
U.S. Treasury Notes, 0.25%, 5/15/24  8,025,000 7,801
U.S. Treasury Notes, 0.25%, 6/15/24  5,015,000 4,868
U.S. Treasury Notes, 0.375%, 7/15/24  1,700,000 1,653

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.375%, 9/15/24  2,805,000 2,720
U.S. Treasury Notes, 0.625%, 10/15/54  3,800,000 3,704
U.S. Treasury Notes, 1.00%, 12/15/24  2,435,000 2,394
U.S. Treasury Notes, 1.125%, 1/15/25  6,010,000 5,925
U.S. Treasury Notes, 1.25%, 11/30/26  5,195,000 5,078
U.S. Treasury Notes, 1.25%, 12/31/26  6,650,000 6,498
U.S. Treasury Notes, 1.50%, 1/31/27  3,250,000 3,212
73,745
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $75,454) 73,745
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 0.10% (3)(15) 44,718,888 44,719
Total Short-Term Investments (Cost $44,719) 44,719
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.12% (3)(15) 6,253,272 6,253
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 6,253
Total Securities Lending Collateral (Cost $6,253) 6,253
Total Investments in Securities 100.9%
(Cost $2,753,504) $ 3,724,064
Other Assets Less Liabilities (0.9)% (31,392)
Net Assets 100.0% $ 3,692,672
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$55,347 and represents 1.5% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2022.
(7) All or a portion of this security is on loan at February 28, 2022.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $25,010 and represents 0.7% of net assets.
(9) Level 3 in fair value hierarchy.
(10) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $24,340 and represents 0.7% of net assets.
(14) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 4/14/22 @ $4,350.00 500 218,697 (7,790)
Total Options Written (Premiums $(7,084)) $ (7,790)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 48 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 1 —
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 * 2,407 159 229 (70)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 3,540 60 79 (19)
Protection Sold (Relevant Credit: Republic
of Chile, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/26 1,393 13 16 (3)
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 2,085 (11) 21 (32)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 3,483 (18) 15 (33)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (157)
Total Centrally Cleared Swaps (157)
Net payments (receipts) of variation margin to date 137
Variation margin receivable (payable) on centrally cleared swaps $ (20)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 AUD 1,165 USD 848 $ (1)
Bank of America 4/22/22 USD 830 AUD 1,165 (17)
Citibank 5/20/22 USD 967 SEK 8,985 17
Goldman Sachs 4/22/22 USD 1,224 JPY 140,725 (2)
State Street 5/20/22 USD 824 EUR 724 11
UBS Investment Bank 5/20/22 USD 1,120 EUR 983 14
Net unrealized gain (loss) on open forward
currency exchange contracts $ 22

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 136 MSCI EAFE Index contracts 3/22 (14,687) $ 772
Long, 305 S&P 500 E-Mini Index contracts 3/22 66,612 184
Long, 91 U.S. Treasury Long Bond contracts 6/22 14,259 191
Short, 390 U.S. Treasury Notes five year contracts 6/22 (46,130) (202)
Long, 60 U.S. Treasury Notes ten year contracts 6/22 7,646 21
Long, 45 U.S. Treasury Notes two year contracts 6/22 9,685 16
Long, 99 Ultra U.S. Treasury Bonds contracts 6/22 18,408 191
Long, 18 Ultra U.S. Treasury Notes ten year contracts 6/22 2,544 22
Net payments (receipts) of variation margin to date (574)
Variation margin receivable (payable) on open futures contracts $ 621

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.20%  $ — $ 1 $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 5.09%  — (5,992) 1,376
T. Rowe Price Institutional Emerging Markets
Equity Fund  4,141 (55,302) 1,751
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.51%  — (421) 1,048
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.30%  — (1,982) 1,739
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.79%  1,001 (4,354) 1,070
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 1.66%  411 (871) 1,360
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  1,725 (6,462) 359
T. Rowe Price Real Assets Fund - I Class  57 1,025 1,796
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 2.04%  (247) (431) 980
T. Rowe Price Government Reserve Fund, 0.12% — — — ++
T. Rowe Price Treasury Reserve Fund, 0.10% — — 52 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ 7,088 # $ (74,789) $ 11,531 +

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.20%  $ 6 $ — $ — $ 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
5.09%  41,094 5,876 — 40,978
T. Rowe Price Institutional
Emerging Markets Equity Fund  229,684 53,128 8,661 218,849
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.51%  33,150 9,998 — 42,727
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
5.30%  40,686 5,289 — 43,993
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.79%  85,413 12,649 1,578 92,130
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 1.66%  39,495 18,689 9,916 47,397
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  — 81,235 — 74,773
T. Rowe Price Real Assets Fund
- I Class  85,209 1,796 1,943 86,087
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
2.04%  61,714 11,480 997 71,766
T. Rowe Price Government
Reserve Fund, 0.12% — ¤ ¤ 6,253
T. Rowe Price Treasury Reserve
Fund, 0.10% 129,695 ¤ ¤ 44,719
T. Rowe Price Short-Term Fund 16,452 ¤ ¤ —
Total $ 769,679 ^
# Capital gain distributions from mutual funds represented $8,434 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11,531 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $737,012.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 252,863 $ — $ 252,863
Bond Mutual Funds 338,998 — — 338,998
Common Stocks 1,961,577 638,428 3,839 2,603,844
Convertible Preferred Stocks — 989 10,994 11,983
Equity Mutual Funds 379,709 — — 379,709
Private Investment Companies — — 85,695 85,695
Short-Term Investments 44,719 — — 44,719
Securities Lending Collateral 6,253 — — 6,253
Total Securities 2,731,256 892,280 100,528 3,724,064
Swaps — 1 — 1
Forward Currency Exchange
Contracts — 42 — 42
Futures Contracts* 1,397 — — 1,397
Total $ 2,732,653 $ 892,323 $ 100,528 $ 3,725,504
Liabilities
Options Written $ — $ 7,790 $ — $ 7,790
Swaps* — 157 — 157
Forward Currency Exchange
Contracts — 20 — 20
Futures Contracts* 202 — — 202
Total $ 202 $ 7,967 $ — $ 8,169
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2022, totaled $24,806,000 for the period ended
February 28, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F103-054Q3 02/22
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/28/22
Investment in Securities
Common Stocks $ 3,903 $ (685) $ 1,532 $ (911) $ 3,839
Convertible Preferred Stocks 13,674 (491) 2,586 (4,775) 10,994
Private Investment Companies 145,116 3,579 63,215 (126,215) 85,695
Total $ 162,693 $ 2,403 $ 67,333 $ (131,901) $ 100,528